Other Receivables, net (Details) - Schedule of other receivables, net ¥ in Thousands, $ in Thousands		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Schedule of other receivables, net [Abstract]
Advances to staff	[1]	¥ 14,142		¥ 9,578
Advances to entrepreneurial agents	[2]	1,290		3,523
Advances to a third party channel vendor	[3]	14,318		13,575
Rental deposits		14,824		14,333
Amount due from a third party	[4]	6,830		6,830
Amount due from payment platform		3,079		9,926
Other		2,685		3,805
Less: Allowance for current expected credit losses		(6,926)
Other receivables, net		¥ 50,242	$ 7,700	¥ 61,570

[1]	This represented advances to staff of the Group for daily business operations which are unsecured, interest-free and repayable on demand.
[2]	This represented advances to entrepreneurial agents who provide services to the Group. The advances are used by agents to develop business. The advances were unsecured, interest-free and repayable on demand.
[3]	This represented advances to a third-party channel vendor, which are unsecured, interest-free and repayable on demand.
[4]	This represented the amount receivable from Beijing Cheche Technology Co., Ltd. (“Cheche”) as a result of conversion of loan receivable in October 2019. On October 27, 2020, the original due date of the receivable, the Group entered into a supplemental agreement with Cheche to extend the maturity date of the loan receivable to October 26, 2022.